Accrued Compensation and related expenses (Tables)	12 Months Ended
Dec. 31, 2017
Compensation Related Costs [Abstract]
Schedule of accrued compensation and related expenses
	December 31,
	2017	2016
Accrued payroll and related taxes	$453	$262
Accrued vacation	14	66
Accrued commissions and bonuses (*)	—	3,701
Total accrued compensation and related expense	$467	$4,029

(*)	The amount related to the obligation the Company had in connection with the Payout Notes Holders as of December 31, 2016. On December 22, 2017, the then outstanding payout notes were converted into shares of common stock of the Company (see also Note 14).